Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	Total	Shares Preferred shares	Shares Common shares	Contri-buted surplus	Publicly-traded and privately-held invest- ments	Derivatives designated as cash-flow hedges	Cumulative translation adjustment	Deficit	Non-controlling interest
Balance at beginning of period at Dec. 31, 2024	$ 17,360	$ 17,071	$ 3,533	$ 20,860	$ 1,278	$ 658	$ (817)		$ (8,441)	$ 289
Net earnings	1,327	1,290							1,290	37
Other comprehensive income (loss)	570	573				34	388		151	(3)
Total comprehensive income	1,897	1,863				34	388		1,441	34
Common shares issued under dividend reinvestment plan	633	633		633
Other share-based compensation	13	13			(16)				29
Repurchase of preferred shares	(76)	(76)	(109)		33
Dividends declared on BCE common and preferred shares	(1,414)	(1,414)							(1,414)
Dividends declared by subsidiaries to non- controlling interest	(13)									(13)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(23)	(23)					(23)
Balance at end of period at Jun. 30, 2025	18,377	18,067	3,424	21,493	1,295	692	(452)		(8,385)	310
Balance at beginning of period at Dec. 31, 2025	23,310	23,020	3,288	21,493	1,308	911	(301)	$ (37)	(3,642)	290
Net earnings	1,296	1,250							1,250	46
Other comprehensive income (loss)	538	536				57	(131)	272	338	2
Total comprehensive income	1,834	1,786				57	(131)	272	1,588	48
Other share-based compensation	15	15			(10)				25
Repurchase of preferred shares	(62)	(62)	(72)		10
Dividends declared on BCE common and preferred shares	(892)	(892)							(892)
Dividends declared by subsidiaries to non- controlling interest	(24)									(24)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(3)	(3)					(3)
Reclassification of Group CH Limited Partnership	0					(823)			823
Balance at end of period at Jun. 30, 2026	$ 24,178	$ 23,864	$ 3,216	$ 21,493	$ 1,308	$ 145	$ (435)	$ 235	$ (2,098)	$ 314